The Boston Trust & Walden Funds

August 1, 2012

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC 20459

Re:                                                     The Boston Trust & Walden Funds (the “Registrant”);

File Nos. 33-44964 and 811-06526

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant’s Post-Effective Amendment No. 143, which was filed with the Commission on July 27, 2012 and (ii) that Post-Effective Amendment No. 143 has been filed electronically with the Commission.

Very truly yours,

/s/ Lucia Santini

Lucia Santini
President